Other Non-Current Financial Liabilities - Schedule of Other Non-Current Financial Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Other non-current liabilities
Lease liabilities	$ 511,558	$ 241,951
Total	$ 511,558	$ 241,951